johim13f-30-06-2012
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2012

Check here if Amendment [ ];               Amendment Number:
       This Amendment (Check only one):         [ ] is a restatement.
                                                [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                      J O Hambro Investment Management Limited
                           21 St. James Square
                           London SW1Y 4HB


Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Hugh Grootenhuis
Title:        Chief Executive Officer
Phone:        +44 20 7484 7476

Signature, Place, and Date of Signing:


 /s/ Hugh Grootenhuis	      London, England         August 1, 2012
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                            0
                                                  -----------------------

Form 13F Information Table Entry Total:                      77
                                                  -----------------------

Form 13F Information Table Value Total:              $824,306 (x 1000)
                                                  -----------------------


List of Other Included Managers:

           NONE

                    J O HAMBRO INVESTMENT MANAGEMENT LIMITED

                            Name of Reporting Manager
                           Form 13F Information Table


Name of Issuer			Type of				Value		Shrs or		Shr/	Investment	Other		Voting Authority
				Class		Cusip		(x$1000)	Prn Amt.	Prn	Discretion	Managers  Sole 	Shared   None
51Job Inc		    	SP ADR REP COM 	 316827 10 4	 2,042		 44,824	   	SH	Shared-Defined	  0			  44,824
Agco Corporation 		COM		 001084 10 2	 5,021	        109,800		SH	Shared-Defined	  0			 109.800
Airgas Inc			COM		 009363 10 2	19,032	        226,545		SH	Shared-Defined	  0			 226,545
Altria Group Inc		COM		 02209S 10 3	 2,989		 86,500		SH	Shared-Defined	  0			  86,500
Amazon.com Inc 			COM		 023135 10 6	 2,351		 10,295		SH	Shared-Defined	  0			  10,295
American Express Co		COM		 025816 10 9	14,540		249,750		SH	Shared-Defined	  0			 249,750
American Tower Corporation	COM		 03027x 10 0	11,890		170,079		SH	Shared-Defined	  0			 170,079
Apache Corporation		COM		 037411 10 5	 1,748		 19,885		SH	Shared-Defined	  0			  19,885
Apple Inc			COM		 037833 10 0	49,231		 84,300		SH	Shared-Defined	  0			  84,300
AT&T Inc			COM		 00206R 10 2	 3,805		106,695		SH	Shared-Defined	  0			 106,695
Avnet Inc			COM		 053807 10 3	 7,016		227,350		SH	Shared-Defined	  0			 227,350
Baidu Inc			SP ADR REP A	 056752 10 8	 1,978		 17,200		SH	Shared-Defined	  0			  17,200
Banco Bradesco			SP ADR PDF NEW	 059460 30 3	 7,016		311,263		SH	Shared-Defined	  0			 311,263
BE Aerospace			COM		 073302 10 1	 8,694		199,122		SH	Shared-Defined	  0			 199,122
Becton Dickinson		COM		 075887 10 9	 4,241		 56,738		SH	Shared-Defined	  0			  56,738
Berkshire Hathaway		COM		 084670 70 2	 7,252		 87,031		SH	Shared-Defined	  0			  87,031
Bunge Ltd			COM		 G16962 10 5	 1,586		 25,273		SH	Shared-Defined	  0			  25,273
Cadiz Inc			COM		 127537 20 7	 3,079		427,112		SH	Shared-Defined	  0			 427,112
Celgene Corporation 		COM		 151020 10 4	 7,718		120,300		SH	Shared-Defined	  0			 120,700
Chubb Corporation		COM		 171232 10 1	 1,386		 19,030		SH	Shared-Defined	  0			  19,030
Cisco Systems			COM		 17275R 10 2	 1,434		 83,500		SH	Shared-Defined	  0			  85,500
Citigroup Inc			COM		 172967 42 4	 1,035		 37,755		SH	Shared-Defined	  0			  37,755
Citrix Systems			COM		 177376 10 0	 2,851		 33,960		SH	Shared-Defined	  0			  33,960
Coca-Cola			COM		 191216 10 0	19,343		247,385		SH	Shared-Defined	  0			 247,385
Colgate-Palmolive		COM		 194162 10 3	66,005		634,050		SH	Shared-Defined	  0			 634,050
ConocoPhillips			COM		 20825C 10 4	   585		 10,475		SH	Shared-Defined	  0			  10,475
Ctrip.Com International Ltd	AMERICAN DEP SHS 22943F 10 0	 1,057		 63,038		SH	Shared-Defined	  0			  63,038
DaVita Inc			COM		 23918K 10 8	 3,157		 32,150		SH	Shared-Defined	  0			  32,150
Dominion Resources Inc 		COM		 25746U 10 9	14,786		273,812		SH	Shared-Defined	  0			 273,812
Emerson Electric Co		COM		 291011 10 4	 4,295		 92,210		SH	Shared-Defined	  0			  92,210
EOG				COM		 26875P 10 1	 3,949		 43,825		SH	Shared-Defined	  0			  43,825
Estee Lauder co			COM		 518439 10 4	 3,789		 70,015		SH	Shared-Defined	  0			  70,015
Express Scripts hldg co		COM		 30219g 10 8	 6,006		107,579		SH	Shared-Defined	  0			 107,579
Exxon Mobil Corporation		COM		 30231G 10 2	 7,428		 86,806		SH	Shared-Defined	  0		          86,806
General Electric Co of America	COM		 369604 10 3	30,496	      1,463,320		SH	Shared-Defined	  0		       1,463,320
Goldcorp Inc			COM		 380956 40 9	 6,456		171,785		SH	Shared-Defined	  0			 171,785
Goldman Sachs Group		COM		 38141G 10 4	 1,244		 12,980		SH	Shared-Defined	  0			  12,980
Google Inc			CL A		 38259P 50 8	29,538		 50,922		SH	Shared-Defined	  0			  50,922
Hanover Insurance Group		COM		 410867 10 5	   685		 17,500		SH	Shared-Defined	  0			  17,500
Hershey Co (The)		COM		 427866 10 8	   794		 11,030		SH	Shared-Defined	  0			  11,030
Hess Corporation		COM		 42809H 10 7	 1,109		 25,020		SH	Shared-Defined	  0			  25,020
Home Depot Inc			COM		 437076 10 2	 6,459		121,884		SH	Shared-Defined	  0			 121,884
Informatica Corporation		COM		 45666Q 10 2	 3,381		 79,805		SH	Shared-Defined	  0			  79,805
Intel Corporation		COM		 458140 10 0	   444 	       	 16,648		SH	Shared-Defined	  0			  16,648
JP Morgan Chase			COM		 46625H 10 0	   432		 12,100		SH	Shared-Defined	  0			  12,100
Kansas City Southern Industries	COM		 485170 30 2	 9,431		135,581		SH	Shared-Defined	  0			 135,581
Kraft Foods Inc			COM		 50075N 10 4	 1,006		 26,056		SH	Shared-Defined	  0			  26,056
Lazard Ltd			SHS A		 G54050 10 2	 1,990		 76,585		SH	Shared-Defined	  0			  76,585
Marsh & McLennan		COM		 571748 10 2    30,190		936,707		SH	Shared-Defined	  0			 936,707
McDonald's Corporation		COM		 580135 10 1	22,707		256,489		SH	Shared-Defined	  0			 256,489
Mead Johnson Nutrition 		COM		 582839 10 6	 1,377		 17,100		SH	Shared-Defined	  0			  17,100
Merck & Co Inc			COM		 58933Y 10 5	   711		 17,040		SH	Shared-Defined	  0			  17,040
Metlife Inc			COM		 59156R 10 8	 1,863		 60,400		SH	Shared-Defined	  0			  60,400
MGM Resorts International	COM		 552953 10 1	 1,019		 91,280		SH	Shared-Defined	  0			  91,280
Microsoft Corporation		COM		 594918 10 4	13,950		456,030		SH	Shared-Defined	  0			 456,030
Monsanto Com US$0.01		COM		 61166W 10 1	 2,526		 30,520		SH	Shared-Defined	  0			  30,520
Northern Trust Corporation	COM		 665859 10 4	 6,530		141,900		SH	Shared-Defined	  0			 141,900
Occidental			COM		 674599 10 5	 5,247		 78,010 	SH	Shared-Defined	  0			 176,663
Oracle Corporation		COM		 68389X 10 5	 6,691		176,663		SH	Shared-Defined	  0			 78,010
Pfizer Inc			COM		 717081 10 3	48,982	      2,129,672		SH	Shared-Defined	  0		       2,129,672
Philip Morris International	COM		 718172 10 9	29,857		342,159		SH	Shared-Defined	  0			 342,159
Polypore Intl Inc		COM		 73179V 10 3	 8,123		201,120		SH	Shared-Defined	  0			 201,120
Praxair Inc			COM		 74005P 10 4	44,140		405,961		SH	Shared-Defined	  0			 405,961
Procter & Gamble Co		COM		 742718 10 9	   996		 16,264		SH	Shared-Defined	  0			  16,264
Qualcomm Inc			COM		 747525 10 3	33,093		594,350		SH	Shared-Defined	  0			 594,350
Reynolds American		COM		 761713 10 6	51,686	      1,151,913		SH	Shared-Defined	  0		       1,151,913
Ryanair Holdings		SPONSORED ADR	 783513 10 4	 2,990		 98,349		SH	Shared-Defined	  0			  98,349
Salesforce.com Inc		COM		 79466L 30 2	21,938		158,672		SH	Shared-Defined	  0			 158,672
Schlumberger			COM		 806857 10 8	16,257		250,449		SH	Shared-Defined	  0			 250,449
Soufun Holdings Ltd		ADR		 836034 10 8	 2,422		153,216		SH	Shared-Defined	  0			 153,216
Taiwan Semiconductor 		SPONSORED ADR	 874039 10 0	 2,446		175,200		SH	Shared-Defined	  0			 175,200
Union Pacific Corporation	COM		 907818 10 8	33,104		277,459		SH	Shared-Defined	  0			 277,459
United Technologies Corporation	COM		 913017 10 9	15,677		207,556		SH	Shared-Defined	  0			 207,556
Verizon Communications		COM		 92343V 10 4 	 6,294		141,620		SH	Shared-Defined	  0			 141,620
Wells Fargo & Co		COM		 949746 10 1	21,100		630,973		SH	Shared-Defined	  0			 630,973
Williams			COM		 969457 10 0	 1,006		 34,900		SH	Shared-Defined	  0			  34,900
Wisconsin Energy Corporation	COM		 976657 10 6	 4,014		101,445		SH	Shared-Defined	  0			 101,445